Jul. 01, 2016

John Hancock Bond Trust
Supplement dated July 1, 2016 to the current John Hancock Bond Trust Class NAV Shares Prospectus

John Hancock Investment Grade Bond Fund (the fund)

Effective July 1, 2016, the Annual fund operating expenses table and the Expense example table in the "Fund summary" section applicable to the fund is revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee	0.40
Other expenses[1]	0.10
Total annual fund operating expenses	0.50
Contractual expense reimbursement[2]	-0.08
Total annual fund operating expenses after expense reimbursements	0.42

[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class NAV shares.

[2]
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.42% of average annual net assets (on an annualized basis) of the fund. For purposes of this agreement, "expenses of the fund" means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) class-specific expenses, (f) acquired fund fees and expenses paid indirectly, (g) borrowing costs, (h) prime brokerage fees, and (i) short dividend expense. This agreement expires on September 30, 2017, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell of all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	43
3 years	152
5 years	272
10 years	621